Share-based compensation - Changes in other equity instruments (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	122,947	89,766
Number of outstanding units granted (in units)	23,384	29,393
Number of outstanding units performance factor impact on redemption (in units)	0	0
Number of outstanding units granted in lieu of dividends (in units)	1,074	3,788
Number of outstanding units redeemed (in units)	(13,987)	0
Number of outstanding units cancelled (in units)	0	0
Number of outstanding units, end of period (in units)	133,418	122,947
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	228,872	83,168
Number of outstanding units granted (in units)	132,360	154,460
Number of outstanding units performance factor impact on redemption (in units)	0	0
Number of outstanding units granted in lieu of dividends (in units)	2,729	7,326
Number of outstanding units redeemed (in units)	(6,103)	(7,713)
Number of outstanding units cancelled (in units)	(25,473)	(8,369)
Number of outstanding units, end of period (in units)	332,385	228,872
Performance share units (PSU) Old Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	146,801	303,445
Number of outstanding units granted (in units)	0	0
Number of outstanding units performance factor impact on redemption (in units)	(110,354)	(117,674)
Number of outstanding units granted in lieu of dividends (in units)	0	4,529
Number of outstanding units redeemed (in units)	(36,447)	(39,612)
Number of outstanding units cancelled (in units)	0	(3,887)
Number of outstanding units, end of period (in units)	0	146,801
Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	443,170	138,038
Number of outstanding units granted (in units)	258,970	301,090
Number of outstanding units performance factor impact on redemption (in units)	0	0
Number of outstanding units granted in lieu of dividends (in units)	5,545	13,597
Number of outstanding units redeemed (in units)	0	(1,842)
Number of outstanding units cancelled (in units)	(17,997)	(7,713)
Number of outstanding units, end of period (in units)	689,688	443,170